UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Taiwan Greater China Fund

(Exact name of registrant as specified in charter)

P.O. Box 118-763 Taipei
Taipei 10599, Taiwan
Republic of China

(Address of principal executive offices)           (Zip code)

Brown Brothers Harriman and Co.
40 Water St.
Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-343-9567

Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TAIWAN GREATER CHINA FUND
Schedule of Investments (Unaudited) / September 30, 2008

COMMON STOCK -- 98.17%
				% of	U.S. Dollar
Cement -- 2.80%				Net Assets	Value
	1,194,615	shs.	Asia Cement Corp.	1.45	$1,039,748
	1,681,373		Taiwan Cement Corp.	1.35	974,732
					2,014,480
Chemicals -- 0.13%
	163,187		Eternal Chemical Co., Ltd.	0.13	95,111
Communications Equipment -- 0.32%
	95,787		Gemtek Technology	0.19	136,815
	68,488		Zinwell Corporation	0.13	93,778
					230,593
Computer Peripherals/ODM -- 4.38%
	344,000	*	Foxconn International Holdings, Ltd.	0.21	150,611
	114,899		HTC Corp.	2.41	1,732,209
	1,172,433		Lite-on Technology Corp.	1.38	993,109
	401,978		Qisda Corp.	0.21	149,318
	180,467		Teco Image Systems Co., Ltd.	0.17	122,011
					3,147,258
Computer Systems & Hardware -- 21.09%
	528,651		Acer Inc.	1.22	874,224
	95,980		Advantech Co., Ltd.	0.25	181,992
	1,981,154		Asustek Computer Inc.	5.32	3,824,301
	638,494		Compal Electronics Inc.	0.63	456,485
	2,146,531		Hon Hai Precision Industry Co., Ltd.	10.39	7,473,041
	449,242		Inventec Co., Ltd.	0.30	215,052
	1,154,828		Quanta Computer Inc.	1.95	1,403,577
	613,075		Wistron Corp.	1.03	737,508
					15,166,180
Electrical & Machinery -- 0.66%
	490,000		Teco Electric & Machinery Co., Ltd.	0.23	166,783
	1,150,837		Walsin Lihwa Corp.	0.43	305,144
					471,927
Electronic Components -- 10.35%
	252,433		Catcher Technology Co., Ltd.	1.09	784,672
	1,065,129		Delta Electronics Inc.	3.78	2,714,928
	96,256		Epistar Corp.	0.18	125,966
	202,979		Everlight Electronics Co.	0.57	410,116
	290,557	a	Foxconn Technology Co., Ltd.	1.27	916,726
	89,445		Kinsus Interconnect Technology Corp.	0.17	121,779
	26,695		Motech Industry Co., Ltd.	0.16	117,416
	149,799		Shin Zu Shing Co., Ltd.	0.84	603,005
	80,818		Transcend Information	0.18	126,865
	235,722		Tripod Technology Corp.	0.61	441,102
	277,000		TXC Corp.	0.48	347,859
	561,378		Unimicron Technology Corp.	0.61	438,870
	1,487,000		Yageo Corp.	0.41	295,824
					7,445,128
Electronics/Other -- 1.74%
	132,000		Lumax International Corp., Ltd.	0.23	164,125
	714,615		Synnex Technology International Corp.	1.51	1,089,565
					1,253,690
Flat-Panel Displays -- 10.13%
	3,816,381		AU Optronics Corp.	5.86	4,211,359
	2,481,847		Chi Mei Optoelectronics Corp.	2.20	1,585,364
	3,973,951		Chunghwa Picture Tubes, Ltd.	0.85	611,463
	680,983		Innolux Display Corp.	1.22	878,469
					7,286,655
Food -- 4.34%
	306,405		Great Wall Enterprises Co.	0.38	273,827
	698,000		Tingyi (Cayman Islands) Holdings Corp.	1.12	808,043
	1,912,638		Uni-President Enterprise Corp.	2.34	1,682,525
	990,000		Want Want China Holdings, Ltd.	0.50	356,954
					3,121,349

TAIWAN GREATER CHINA FUND
Schedule of Investments (Continued) (Unaudited) / September 30, 2008
Glass, Paper & Pulp -- 0.72%
	650,384		Taiwan Glass Ind. Corp.	0.51	363,902
	601,409		Yuen Foong Yu Paper Manufacturing Co., Ltd.	0.21	153,294
					517,196
Plastics -- 9.95%
	1,191,299		Formosa Chemicals & Fiber Corp.	2.82	2,029,287
	1,134,983		Formosa Plastics Corp.	2.51	1,802,820
	2,287,319		Nan Ya Plastics Corp.	4.62	3,323,920
					7,156,027
Retailing -- 0.65%
	103,950		Far Eastern Department Store Co., Ltd.	0.09	66,240
	138,512		President Chain Store Corp.	0.56	400,848
					467,088
Rubber -- 0.87%
	531,777		Cheng Shin Rubber Ind. Co., Ltd.	0.87	622,353
Semiconductors -- 17.90%
	2,740,762	a	Advanced Semiconductor Engineering Inc.	1.90	1,367,378
	151,040	*	Inotera Memories Inc.	0.06	44,321
	544,543	a	MediaTek Inc.	7.65	5,501,204
	113,264		Novatek Microelectronics Corp.	0.23	165,123
	407,341	*	Powerchip Semiconductor Corp.	0.09	61,157
	118,525		Powertech Technology Inc.	0.35	254,215
	1,011,000	*	ProMOS Technologies Inc.	0.14	102,135
	67,345		Realtek Semiconductor Corp.	0.15	110,740
	573,193		Siliconware Precision Industries Co., Ltd.	0.91	650,333
	2,401,005		Taiwan Semiconductor Manufacturing Co., Ltd.	5.45	3,918,272
	2,194,397		United Microelectronics Corp.	0.97	699,168
					12,874,046
Steel -- 7.29%
	5,276,621		China Steel Corp.	7.16	5,150,243
	111,000		Tung Ho Steel Enterprise Corp.	0.13	90,917
					5,241,160
Textiles -- 0.98%
	1,016,093		Far Eastern Textile, Ltd.	0.98	701,179
Transportation -- 0.95%
	206,000	*	China Airlines	0.06	43,607
	248,000		U-Ming Marine Transport Corp.	0.48	346,902
	859,261		Yang Ming Marine Transport Corp.	0.41	291,135
					681,644
Other -- 2.92%
	234,050		Giant Manufacturing Co., Ltd.	0.80	575,476
	508,000		Merida Industry Co., Ltd.	1.12	808,492
	1,057,473		Pou Chen Corp.	0.89	637,695
	86,063		Yung Chi Paint & Varnish Manufacturing Co., Ltd.	0.11	80,256
					2,101,919
TOTAL COMMON STOCK (COST $87,806,211)					70,594,983

TAIWAN GREATER CHINA FUND
Schedule of Investments (Continued) (Unaudited) / September 30, 2008
SHORT-TERM SECURITIES -- 1.53% †
Time Deposit -- 1.53%
Bank of America - London, 3.57%, Due 10/01/08 ‡				1.03	739,839
Citibank - London, 3.57%, Due 10/01/08				0.50	362,067

TOTAL SHORT-TERM SECURITIES					1,101,906
	(COST $1,101,906)

TOTAL INVESTMENTS IN SECURITIES AT FAIR VALUE
	(COST $88,908,117)			99.70	71,696,889

OTHER ASSETS (LESS LIABILITIES)				0.30	219,338

NET ASSETS				100.00	$71,916,227

At September 30, 2008, the cost of investments, excluding short-term investments, for U.S. federal income tax purposes was approximately equal to the cost of such investments for financial reporting purposes. At September 30, 2008, the unrealized depreciation of $17,211,228 for financial reporting purposes consisted of $4,771,500 of gross unrealized appreciation and $21,982,728 of gross unrealized depreciation.

(a)	All or a portion of the security is out on loan
*	Non-income producing: These stocks did not pay a cash dividend during the past year.
†	Inclusive of all short-term holdings, including collateral received from securities lending activities. Not including
	such collateral, the percentage of portfolio holdings would be 0.50%.
‡	Represents investment of collateral received from securities lending trasactions.

*********************************

— Fair Value Measurements  — Effective January 1, 2008, the Trust adopted FAS 157 – Fair Value Measurements (“FAS 157” or “the Statement”).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurement.  The changes to current practices resulting from the application of the Statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurement. The Statement emphasizes that fair value is a market based measurement, not an entity specific measurement; as such, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability.  As a basis for considering market participant assumptions in fair value measurements, the Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the Trust (observable inputs) and (2) the Trust’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The three levels defined by the FAS 157 hierarchy are as follows:

Level I – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level II – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.  Level II assets include the following: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market-corroborated inputs).

Level III – Unobservable pricing input at the measurement date for the asset or liability.  Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy.  The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest input level that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities using the fair value hierarchy:

At September 30, 2008	Total	Level I	Level II	Level III

Investments	$71,696,889	$71,696,889	-	-

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report based on their evaluation of such disclosure controls and procedures as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR 270.302-2(a)), are attached to this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Taiwan Greater China Fund

By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: Principal Executive Officer and President

Date:  November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: Principal Executive Officer and President

By: /s/ Cheryl Chang
Name: Cheryl Chang
Title: Principal Financial Officer and Treasurer

Date:  November 24, 2008